Related Party Transactions		7 Months Ended
	Mar. 08, 2021	Sep. 30, 2021
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 5. Related party transactions
Founder shares
On March 8, 2021, the Sponsor was issued 5,750,000 shares (the “Founder Shares”) of Class B common stock for an aggregate price of $25,000. The Founder Shares include an aggregate of up to 750,000 shares of Class B common stock subject to forfeiture by the Sponsor to the extent that the underwriter’s over-allotment option is not exercised in full or in part, so that the Sponsor will own, on an as-converted
basis, 20% of the Company’s issued and outstanding shares after the Proposed Public Offering (excluding the private placement shares) (assuming the Sponsor does not purchase any Public Shares in the Proposed Public Offering).
Promissory note—related party
On March 8, 2021, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Proposed Public Offering pursuant to an unsecured promissory note (the “Promissory Note”). This loan is non-interest bearing and payable on the earlier of (i) December 31, 2021 or (ii) the consummation of the Proposed Public Offering. As of March 8, 2021, there were no borrowings outstanding under the Promissory Note.

Related party loans
In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds held in the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination is not completed, the Company may use a portion of the proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans.
 Up to $2,000,000 of such Working Capital Loans may be convertible into shares at a price of $10.00 per share at the option of the lender. The share would be identical to the Private Placement Shares.

NOTE
5
. RELATED PARTY TRANSACTIONS
Founder Shares
On March 8, 2021, the Sponsor was issued 5,750,000 shares (the “Founder Shares”) of Class B common stock for an aggregate price of $25,000. The Founder Shares included an aggregate of up to 750,000 shares of Class B common stock subject to forfeiture by the Sponsor to the extent that the underwriter’s over-allotment option was not exercised in full or in part, so that the Sponsor would own, on an as-converted
basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering (excluding the Private Placement Shares) (assuming the Sponsor does not purchase any Public Shares in the Initial Public Offering). The underwriter fully exercised the over-allotment option on May 28, 2021; thus, these 750,000 Founder Shares are no longer subject to forfeiture.
Related Party Loans
In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds held in the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination is not completed, the Company may use a portion of the proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. Up to $2,000,000 of such Working Capital Loans may be convertible into shares at a price of $10.00 per share at the option of the lender. The shares would be identical to the Private Placement Shares.

Administrative Support Agreement
The Company entered into an agreement, commencing on the effective date of the Initial Public Offering, to pay the Sponsor up to a total of $10,000 per month for office space, administrative and support services. Upon the completion of an initial Business Combination, the Company will cease paying these monthly fees. To date, the Company has not exercised its option to use such services.